Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, allowance for credit losses, valuation and recognition of share-based compensation expenses, the useful lives of property, plant and equipment and intangible assets, impairment of long-lived assets, valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Fair value Measurement

Fair value Measurement

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Company considers the carrying amount of cash and cash equivalents, accounts receivable, other receivables, short-term bank loans, accounts payable, due to related parties and other payables based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature. For long-term bank loans, the fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the bank loans approximate market rates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits, as well as highly liquid investments, with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains most of the bank accounts in the PRC.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest.

Since January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the unaudited condensed consolidated statements of income and comprehensive income. The Company assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily consisted of receivables arising from advertising revenue. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable.

For the years ended December 31, 2025 and 2024, the Company did not provide expected credit losses against accounts receivable.

Unamortized produced content

Unamortized produced content

Produced content includes direct production costs, production overhead and acquisition costs and is stated at the lower of unamortized cost or estimated fair value. Produced content also includes cash expenditures made to enter into arrangements with third parties to co-produce certain of its productions.

The Company uses the individual-film-forecast-computation method and amortizes the produced content based on the ratio of current period actual revenue (numerator) to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator) in accordance with ASC 926. Ultimate revenue estimates for the produced content are periodically reviewed and adjustments, if any, will result in prospective changes to amortization rates. When estimates of total revenues and other events or changes in circumstances indicate that a film or television series has a fair value that is less than its unamortized cost, a loss is recognized currently for the amount by which the unamortized cost exceeds the film or television series’ fair value. For the years ended December 31, 2025, 2024 and 2023, $27,650, $26,808 and $25,514 were amortized to the cost of sales, respectively. For the years ended December 31, 2025, 2024 and 2023, the Company provided impairment of nil, nil and $112 against unamortized production cost, respectively.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment, are stated at cost less accumulated depreciation. Depreciation expenses are computed using the straight-line method over the estimated useful lives of the assets with a 5% residual value. The estimated useful lives are as follows:

Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances indicate a change in estimates of useful lives. No such events were identified for the years ended December 31, 2025 and 2024.

Intangible asset, net

Intangible asset, net

Intangible asset is stated at cost less accumulated amortization and amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. The balance of intangible asset represents software related to CHEERS App, a mobile application that allows its users to access its online store (e-Mall), video content, live streaming, and online games. The software is acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

Impairment of long-lived Assets

Impairment of long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. For the year ended December 31, 2025, the Company provided impairment of $1,199 against certain software for CheerCar App and Cheer Chat App because the Company did not expect to generate revenues from operating these applications. The Company did not record any impairment charge for the years ended December 31, 2024 and 2023.

Leases

Leases

The Company accounted for leases in accordance with ASC 842, Leases (“ASC Topic 842”). The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheets for any new or existing lease arrangements with lease terms of twelve months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

Operating lease assets are included within “Operating lease right-of-use assets”, and the corresponding operating lease liabilities are included within “operating lease liabilities” for the current portion, and within “Operating lease liabilities, non-current” for the long-term portion on the consolidated balance sheets as of June 30, 2025 and 2024. Finance lease assets are included within “Property and equipment, net” and the corresponding finance lease liabilities are included within “Finance lease liabilities” for the current portion, and within “Finance lease liabilities, non-current” for the long-term portion on the consolidated balance sheets as of December 31, 2025 and 2024.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The lease term includes optional renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives.

Value Added Tax

Value Added Tax

Horgos and its China subsidiaries are subject to VAT for providing services and sales of products.

The amount of VAT liability is determined by applying the applicable tax rates to the invoiced amount of services provided and sales of products (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company reports revenue net of PRC’s VAT for all the periods presented in the consolidated statements of income and other comprehensive income.

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, to recognize revenues. The core principle of this new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

Copyright revenue

The Company mainly offers and generates revenue from the copyright licensing of self-produced content, advertising and customized content production and others. Revenue recognition policies are discussed as follows:

The Company self produces or coproduces TV series featuring lifestyle, culture and fashion, and licenses the copyright of the TV series on an episode basis to the customer for broadcast over a period of time. Generally, the Company signs a contract with a customer which requires the Company to deliver a series of episodes that are substantially the same and that have the same pattern of transfer to the customer. Accordingly, the delivery of the series of episodes is defined as the only performance obligation in the contract.

For the TV series produced solely by the Company, the Company satisfies its performance obligation over time by measuring the progress toward the delivery of the entire series of episodes which is made available to the licensee for exhibition after the license period has begun. Therefore, the copyright revenue in a contract is recognized over time based on the progress of the number of episodes delivered.

The Company also coproduces TV series with other producers and licenses the copyright to third-party video broadcast platforms for broadcast. For TV series produced by the Company with co-producers, the Company satisfies its performance obligations over time by the delivery of the entire series of episodes to the customer, and requires the customer to pay consideration based on the number and the unit price of valid subsequent views of the TV series that occur on a broadcast platform. Therefore, the copyright revenue is recognized when the later of the valid subsequent view occurs or the performance obligation relating to the delivery of a number of episodes has been satisfied.

Advertising revenue

The Company generates revenue from sales of various forms of advertising on its TV series and streaming content by way of 1) advertisement displays, or 2) the integration of promotion activities in TV series and content to be broadcast. Advertising contracts are signed to establish the different contract prices for different advertising scenarios, consistent with the advertising period. The Company enters into advertising contracts directly with the advertisers or the third-party advertising agencies that represent advertisers.

For the contracts that involve the third-party advertising agencies, the Company is principal as the Company is responsible for fulfilling the promise of providing advertising services and has the discretion in establishing the price for the specified advertisement. Under a framework contract, the Company receives separate purchase orders from advertising agencies before the broadcast. Accordingly, each purchase order is identified as a separate performance obligation, containing a bundle of advertisements that are substantially the same and that have the same pattern of transfer to the customer. Where collectability is reasonably assured, revenue is recognized monthly over the service period of the purchase order.

For contracts signed directly with the advertisers, the Company commits to display a series of advertisements which are substantially the same or similar in content and transfer pattern, and the display of the whole series of advertisements is identified as the single performance obligation under the contract. The Company satisfies its performance obligations over time by measuring the progress toward the display of the whole series of advertisements in a contract, and advertising revenue is recognized over time based on the number of advertisements displayed.

Payment terms and conditions vary by contract types, and terms typically include a requirement for payment within a period from 6 to 9 months. Both direct advertisers and third-party advertising agencies are generally billed at the end of the display period and require the Company to issue VAT invoices in order to make their payments.

Customized content production revenue

The Company produces customized short streaming videos according to its customers’ requirement, and earns fixed fees based on delivery. Revenue is recognized upon the delivery of short streaming videos.

CHEERS E-mall marketplace service revenue

The Company through CHEERS E-mall, an online e-commerce platform, enables third-party merchants to sell their products to consumers in China. The Company charges fees for platform services to merchants for sales transactions completed on the Cheer E-Mall including but not limited to products displaying, promotion and transaction settlement services. The Company does not take control of the products provided by the merchants at any point in the time during the transactions and does not have latitude over pricing of the merchandise. Transaction services fee is determined as the difference between the platform sales price and the settlement price with the merchants. CHEERS E-mall marketplace service revenue is recognized at a point of time when the Company’s performance obligation to provide marketplace services to the merchants are determined to have been completed under each sales transaction upon the consumers confirming the receipts of goods. Payments for services are generally received before deliveries.

The Company provides coupons to consumers at our own discretion as incentives to promote CHEERS E-mall marketplace with validity usually around or less than one week, which can only be used in future purchases of eligible merchandise offered on CHEERS E-mall to reduce purchase price that are not specific to any merchant. Consumers are not customers of the Company, therefore incentives offered to consumers are not considered consideration payable to customers. As the consumers are required to make future purchases of the merchants’ merchandise to redeem these coupons, the Company does not accrue any expense for coupons when granted and recognizes the amounts of redeemed coupons as marketing expenses when future purchases are made.

Other Revenues

Other revenue primarily consists of copyrights trading of purchased and produced TV-series and the sales of products on Taobao platform. For copyright licensing of purchased and produced TV-series, the Company recognize revenue on net basis at a point of time upon the delivery of master tape and authorization of broadcasting right. For sales of product, the company recognize revenue upon the transfer of products according to the fixed price and production amount in sales orders.

The following table identifies the disaggregation of our revenue for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the Years Ended December 31,
	2025	2024	2023
Category of Revenue:
Advertising revenue	$146,108	$144,290	$149,046
Copyrights revenue	2,625	2,615	3,035
CHEERS e-Mall marketplace service revenue	51	207	232
Other revenue	51	84	14
Total	148,835	147,196	152,327

Timing of Revenue Recognition:
Services transferred over time	148,733	146,905	152,081
Services transferred at a point in time	51	207	232
Goods transferred at a point in time	51	84	14
Total	$148,835	$147,196	$152,327

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company does not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of production cost of TV series, short stream video and live streaming, labor cost and related benefits, payments to various channel owners for broadcast, purchase cost of goods and copyrights and costs associated with the operation of the Company’s online game and shopping platform CHEERS App such as bandwidth cost and amortization of intangible assets.

Share-based compensation

Share-based compensation

The Company applies ASC 718 (“ASC 718”), Compensation - Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718 -10, the share-based payment transactions with employees and non-employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period. Unrestricted stock awards are fully vested upon issuance, and compensation expense is recognized equal to the fair value of the award on the grant date. The fair value of unrestricted stock is determined based on the closing market price of the Company’ common stock on the grant date.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position at December 31, 2025 and 2024.

The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 (approximately $14,300). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. As of December 31, 2025, the tax years ended December 31, 2021 through December 31, 2025 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Non-controlling Interest

Non-controlling Interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and consolidated statements of income and comprehensive income are attributed to controlling and non-controlling interests.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income attributable to ordinary shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, earn out shares, warrants and stock options) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There is no anti-dilutive effect for the years ended December 31, 2025, 2024 and 2023.

Related Parties

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 11.

Segment reporting

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

For the years ended December 31, 2025, 2024 and 2023, the Company identified two segments, namely (i) Cheers APP internet business, and (ii) traditional media businesses.

Concentration and Credit Risk

Concentration and Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents, and accounts receivable arising from its normal business activities. The Company places its cash and cash equivalents in what it believes to be credit-worthy financial institutions.

The Company’s operations are carried out in the PRC. Accordingly, our business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. Our operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalent. All of our cash is maintained with state-owned banks, commercial banks or third-party service provider certified by the People’s bank of China, such as Alipay, within the PRC. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 (approximately $71,500) for each financial institution. The Company’s total unprotected cash held in bank amounted to approximately $241,092 and $196,652 as of December 31, 2025 and 2024, respectively. The Company has not experienced any losses in such accounts and believes the Company is not exposed to any risks on our cash held in bank accounts.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenues and receivables with specific customers. For the year ended December 31, 2025, six customers accounted for 22%, 17%, 16%, 16%, and 10% of the Company’s total revenue, respectively. For the year ended December 31, 2024, five customers accounted for 24%, 21%, 16%, 15% and 11% of the Company’s total revenue, respectively. For the year ended December 31, 2023, four customers accounted for 25%, 17%, 13% and 12% of the Company’s total revenue, respectively.

As of December 31, 2025, four customers accounted for 22%, 20%, 19% and 14% of the net accounts receivable balance, respectively. As of December 31, 2024, four customers accounted for 24%, 22%, 16% and 13% of the net accounts receivable balance, respectively.

As of December 31, 2025, two vendors accounted for 44% and 41% of the accounts payable, respectively. As of December 31, 2024, three vendors accounted for 53%, 27% and 11% of the accounts payable, respectively.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of subsidiaries, VIEs and VIEs’ subsidiaries located in China is the Chinese Renminbi (“RMB”). For the entities whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue and expense transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The consolidated balance sheet amounts, with the exception of equity, at December 31, 2025 and 2024 were translated at RMB 6.9931 to $1.00 and RMB 7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of income and cash flows for the years ended December 31, 2025, 2024 and 2023 were RMB 7.1875 to $1.00, RMB 7.1957 to $1.00, and RMB 7.0809 to $1.00, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On July 30, 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.